Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary Of Significant Accounting Policies [Abstract]
Summary of new standards and amendments issued by the IASB
Changes in accounting policies
New Standards and Amendments issued by the IASB and applicable to the Group from January 1, 2023

New IFRS Standards and Amendments to existing standards	Effective date
IFRS 17 Insurance Contracts	January 1, 2023
IFRS 17 and IFRS 4 Amendments to IFRS 17 Insurance Contracts	January 1, 2023
IAS 1 Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)	January 1, 2023
IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)	January 1, 2023
IAS 1 Disclosure of Accounting Policies	January 1, 2023
IAS 8 Definition of Accounting Estimates	January 1, 2023
IAS 12 International Tax Reform – Pillar Two Model Rules (Amendments to IAS 12)	May 23, 2023

New IFRS Standards and Amendments to existing standards	Effective date
IAS 1 (Amendments) Classification of Liabilities as Current or Non-current	1 January 2024
IAS 1 (Amendments) Non-current Liabilities with Covenants	1 January 2024
IFRS 16 (Amendments) Lease Liability in Sale and Leaseback	1 January 2024

New Standards and Amendments issued by the IASB and applicable to the Group from January 1, 2022

New IFRS Standards and Amendments to existing standards	Effective date
IFRS 3 References to the Conceptual Framework	January 1, 2022
IAS 16 Proceeds before Intended Use	January 1, 2022
IAS 37 Onerous Contracts – Cost of Fulfilling a Contract	January 1, 2022
Annual Improvements to IFRS Standards 2018-2020 Cycle	January 1, 2022
New standards, amendments and interpretations not yet effective
At the date of authorization of these consolidated financial statements, several new, but not yet effective, Standards and amendments to existing Standards, and Interpretations have been published by the IASB. None of these Standards or amendments to existing Standards have been adopted early by the Group.

New IFRS Standards and Amendments to existing standards	Effective date
IFRS 17 Insurance Contracts	January 1, 2023
IFRS 17 and IFRS 4 Amendments to IFRS 17 Insurance Contracts	January 1, 2023
IAS 1 Classification of Liabilities as Current or Non-current	January 1, 2023
IAS 1 Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)	January 1, 2023
IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single Transaction’ (Amendments to IAS 12)	January 1, 2023
IAS 1 Disclosure of Accounting Policies	January 1, 2023
IAS 8 Definition of Accounting Estimates	January 1, 2023

Summary of principal foreign currency exchange rates used by the Group
The principal foreign currency exchange rates used by the Group to translate other currencies into Euro, were as follows:

	2022		2021		2020
	At December 31	Average	At December 31	Average	At December 31	Average

CNY	7.4229	7.0714	7.2197	7.6372	8.0250	7.8704
CHF	0.9841	1.0036	1.0347	1.0818	1.0844	1.0706
GBP	0.8843	0.8519	0.8389	0.8603	0.9027	0.8891
HKD	8.3095	8.2390	8.8304	9.1986	9.5354	8.8482
INR	88.1789	82.5907	84.3226	87.5124	90.0633	84.4913
JPY	141.7666	137.7370	130.2725	129.8404	126.9056	121.8322
MXN	20.7529	21.0553	23.1683	24.0754	24.4650	24.3566
SEK	11.1472	10.6281	10.2407	10.1418	10.0791	10.4784
SGD	1.4321	1.4499	1.5303	1.5902	1.6273	1.5734
USD	1.0658	1.0521	1.1324	1.1835	1.2299	1.1408

Summary of scope of consolidation	The Group’s scope of consolidation at December 31, 2022 and 2021 was as follows:

Company	Registered office	Nominal value of registered capital	% of Group
			2022	2021

Fosun Fashion Group (Cayman) Limited	Grand Cayman, Cayman Islands	E uro 50,000	100.00	N.A.
Fosun Fashion Investment Holdings (HK) Limited	Hong Kong, P.R.C.	HKD100	100.00	100.00
Fosun Fashion (Shanghai) Consulting Management Co., Ltd.	Shanghai, P.R.C.	USD500,000	100.00	100.00
SJK Investment Holdings Limited	Grand Cayman, Cayman Islands	USD1,000	100.00	100.00
FFG Investment (Luxembourg) S.à r.l.	The Grand Duchy of Luxembourg	Euro12,000	100.00	100.00
Fosun Fashion Brand Management Co., Limited	Hong Kong, P.R.C.	HKD31,878	100.00	100.00
Luminary Talent Limited	Hong Kong, P.R.C.	HKD1	100.00	100.00
FFG Lily (Luxembourg) S.à r.l.	The Grand Duchy of Luxembourg	Euro12,000	100.00	100.00
FFG Wisdom (Luxembourg) S.à r.l.	The Grand Duchy of Luxembourg	Euro12,000	100.00	100.00
Fosun Fashion Brands Management Co., Limited	Shanghai, P.R.C.	CNY42,393,000	80.00	80.00
Virtuoso Investment Holdings Luxembourg S.à r.l.	The Grand Duchy of Luxembourg	Euro12,500	100.00	100.00
FFG Lucky SAS	Paris, France	Euro1	100.00	100.00
Fosun Fashion (Hainan) Industry Development Co., Ltd.	Hainan, P.R.C.	USD2,000,000	100.00	100.00
Shanghai Fulang Brand Management (Group) Co., Ltd.	Shanghai, P.R.C.	USD3,000,000	100.00	100.00
Oasis Fashion Holdings Limited	Hong Kong, P.R.C.	HKD100	100.00	100.00
LANVIN GROUP S.R.L.	Milan, Italy	Euro10,000	100.00	100.00
Lanv Fashion Pte. Ltd.	Singapore	SGD1	100.00	—
Lanvin Group Fashion (America) Inc.	Newark, U.S.A.	USD20	100.00	—
Arpège SAS	Paris, France	E uro 91,135,692	94.28	90.61
Wolford AG	Breagaz, Austria	E uro 46,337,596.8	58.45	58.45
Raffaele Caruso S.p.A	Soragna, Italy	Euro2,937,145	100.00	100.00
St. John Knits International, Incorporated	Delaware, U.S.A.	USD379,547	96.95	96.95
Sergio Rossi S.p.A	San Mauro Pascoli, Italy	Euro44,084,197	99.03	99.00
JEANNE LANVIN	Paris, France	Euro16,297,330	94.28	90.61
LANVIN MONTE-CARLO	Monaco, Monaco	Euro150,000	94.19	90.52
Lanvin Inc.	New York, U.S.A.	USD12,028,400	94.28	90.61
L3F CROISETTE	Paris, France	Euro20,000	94.28	90.61
L1 Bal Harbour LLC	Miami, U.S.A.	USD1,000	94.28	90.61
L2 Crystals LLC	Las Vegas, U.S.A.	USD1,000	94.28	90.61

Company	Registered office	Nominal value of registered capital	% of Group
			2022	2021
L3 Madison LLC	New York, U.S.A.	USD1,000	94.28	90.61
L4 Rodeo Drive LLC	Beverly Hills, U.S.A.	USD1,000	94.28	90.61
L5 US ECOM LLC	New York, U.S.A.	USD1,000	94.28	90.61
L6 MADISON, LLC	New York, U.S.A.	USD1,000	94.28	90.61
L7 Chicago LLC	Chicago, U.S.A.	USD1,000	94.28	90.61
L8 South Coast Plaza LLC	Costa Mesa, U.S.A.	USD1,000	94.28	90.61
L1 SPIGA Srl	Milan, Italy	Euro46,587	94.28	90.61
L1 Outlet Srl	San Remo, Italy	Euro10,000	94.28	90.61
L1 Services Srl	Padova, Italy	Euro10,000	N.A.	90.61
LANVIN JAPAN K.K.	Tokyo, Japan	JPY100,000,000	94.28	90.61
LANVIN ASIA PACIFIC LIMITED	Hong Kong, P.R.C.	HKD12,000,000	94.28	90.61
Lans Atelier (SHANGHAI) Trading Co., Ltd.	Shanghai, P.R.C.	USD50,000,000	94.28	90.61
LANVIN MACAU LIMITED	Macao, P.R.C.	MOP25,000	94.28	90.61
LANVIN TAIWAN Ltd.	Taipei, P.R.C.	TWD31,000,000	94.28	90.61
LANVIN LIMITED	London, U.K.	GBP1	94.28	90.61
Jeanne Lanvin GmbH	München, Germany	E u ro 675,000	94.28	90.61
Wolford Beteiligungs GmbH	Bregenz, Austria	Euro35,000	58.45	58.45
Wolford proizvodnja in trgovina d.o.o.	Murska Sobota, Slovenia	Euro500,000	58.45	58.45
Wolford Deutschland GmbH	Bielefeld, Germany	Euro260,000	58.45	58.45
Wolford (Schweiz) AG	Opfikon, Switzerland	CHF200,000	58.45	58.45
Wolford London Ltd.	London, U.K.	GBP100,000	58.45	58.45
Wolford Paris S.A.R.L.	Paris, France	Euro1,525,000	58.45	58.45
Wolford Italia S.r.l.	Mailand, Italy	Euro500,000	58.45	58.45
Wolford España S.L.	Madrid, Spain	Euro60,000	58.45	58.45
Wolford Scandinavia ApS	Kopenhagen, Danmark	DKK800,000	58.45	58.45
Wolford America, Inc.	New York, U.S.A.	N.A.	58.45	58.45
Wolford Nederland B.V.	Amsterdam, Netherlands	Euro50,000	58.45	58.45
Wolford Canada Inc.	Vancouver, Canada	CAD100	58.45	58.45
Wolford Asia Limited	Hong Kong, P.R.C.	HKD2,850,000	58.45	58.45
Wolford Belgium N.V.	Antwerpen, Belgium	Euro124,000	58.45	58.45
Wolford (Shanghai) Trading Co., Ltd.	Shanghai, P.R.C.	Euro3,000,000	58.45	58.45
Wolford Berangere	Paris, France	E uro 7,622	58.45	58.45
St. John Knits, Inc.	California, U.S.A.	US D 379,547.46	96.95	96.95
ST. JOHN ASIA LIMITED	Hong Kong, P.R.C.	HKD1,000,000	96.95	96.95
St. John Canada Corporation	Nova Scotia, Canada	N.A.	96.95	96.95
St. John China Limited	Hong Kong, P.R.C.	HKD100	96.95	96.95
St. John China Holdings Limited	Hong Kong, P.R.C.	USD35,000,000	77.56	77.56
St. John (Shanghai) Trading Co., Ltd.	Shanghai, P.R.C.	USD7,000,000	77.56	77.56
St. John de Mexico S.A. de C.V.	Tijuana Baja, Mexico	PES 50,000	96.95	96.95
Shanghai Caruso Trading Co., Ltd.	Shanghai, P.R.C.	CNY1,000,000	100.00	100.00
Sergio Rossi Retail s.r.l.	San Mauro Pascoli, Italy	Euro30,000	99.03	99.00
Sergio Rossi USA Inc.	New York, U.S.A.	USD150,000	99.03	99.00
Sergio Rossi UK Limited	London, U.K.	GBP2,350,000	99.03	99.00
Sergio Rossi Japan Limited	Tokyo, Japan	JPY100,000,000	99.03	99.00
Sergio Rossi Hong Kong Limited	Hong Kong, P.R.C.	HKD99,582,000	99.03	99.00
Sergio Rossi Shanghai Trading Limited	Shanghai, P.R.C.	E uro 10,600,000	99.03	99.00
Sergio Rossi Deutschland GmbH	München, Germany	Euro25,000	99.03	99.00

Summary of depreciation over the estimated useful lives of the assets
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Buildings	10 to 50 years
Machinery and equipment	3 to 20 years
Leasehold improvements	5 to 15 years
Office equipment	2 to 10 years
Other	2 to 10 years

Summary of Intangible assets are amortised on a straight-line basis	Intangible assets with a definite useful life are amortized on a straight-line basis at the following periods:

Trademarks and patents	3 to 10 years
Software	2 to 10 years
Other	1 to 5 years